Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model [Line Items]
Discount for lack of marketability		10.00%	9.50%
Equity value (in Dollars)		$ 525,034,000
Expected volatility		59.50%	51.00%
Dividend rate
Expected term (in years)		3 years	5 years
Risk-free interest rate		0.17%	1.67%
Minimum [Member]
Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model [Line Items]
Discount for lack of marketability	14.00%
Equity value (in Dollars)	$ 727,808,000
Expected volatility	45.50%
Expected term (in years)	6 months 29 days
Risk-free interest rate	0.04%
Maximum [Member]
Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model [Line Items]
Discount for lack of marketability	37.00%
Equity value (in Dollars)	$ 736,000,000
Expected volatility	62.20%
Expected term (in years)	2 years 6 months
Risk-free interest rate	0.50%